SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	45.46%	49.60%	53.90%
Expected volatility, maximum	48.04%	54.00%	61.60%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	1.82%	1.15%	1.50%
Risk free rate, maximum	2.27%	2.26%	1.90%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 11 days	5 years	5 years 6 months
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years 26 days	6 years 3 months 26 days	7 years 1 month 6 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	33.60%	44.60%	41.90%
Expected volatility, maximum	43.40%	45.80%	55.30%
Expected dividends	0.00%	0.00%	0.00%
Expected term	6 months	6 months	6 months
Risk free rate, minimum	0.47%	0.26%	0.05%
Risk free rate, maximum	0.79%	0.46%	0.08%